UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05150

Cornerstone Strategic Value Fund, Inc.

(Exact name of registrant as specified in charter)

48 Wall Street, New York, NY	10005
(Address of principal executive offices)	(Zip code)

Frank J. Maresca

AST Fund Solutions, LLC, 48 Wall Street, New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (866) 668-6558

Date of fiscal year end: December 31, 2017

Date of reporting period: June 30, 2017

ITEM 1.	REPORTS TO STOCKHOLDERS.

Cornerstone Strategic
 Value Fund, Inc.

Semi-Annual Report
June 30, 2017
 (unaudited)

CONTENTS

Portfolio Summary	1
Schedule of Investments	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Results of Annual Meeting of Stockholders	17
Investment Management Agreement Approval Disclosure	18
Description of Dividend Reinvestment Plan	20
Proxy Voting and Portfolio Holdings Information	22
Summary of General Information	22
Stockholder Information	22

Cornerstone Strategic Value Fund, Inc. Portfolio Summary – as of June 30, 2017 (unaudited)

SECTOR ALLOCATION

Sector	Percent of Net Assets
Closed-End Funds	33.0
Information Technology	15.0
Financials	9.9
Health Care	9.8
Consumer Discretionary	8.6
Industrials	7.2
Consumer Staples	6.1
Energy	3.0
Materials	2.0
Utilities	1.8
Telecommunication Services	1.6
Exchange-Traded Funds	0.6
Real Estate	0.4
Other	1.0

TOP TEN HOLDINGS, BY ISSUER

	Holding	Sector	Percent of Net Assets
1.	Alphabet Inc.	Information Technology	3.6
2.	Microsoft Corporation	Information Technology	2.8
3.	Apple Inc.	Information Technology	2.4
4.	General American Investors Company, Inc.	Closed-End Funds	2.3
5.	Amazon.com, Inc.	Consumer Discretionary	2.3
6.	BlackRock Resources & Commodities Strategy Trust	Closed-End Funds	2.2
7.	Johnson & Johnson	Health Care	2.1
8.	Adams Diversified Equity Fund, Inc.	Closed-End Funds	2.1
9.	Liberty All-Star Equity Fund	Closed-End Funds	2.0
10.	CBRE Clarion Global Real Estate Income Fund	Closed-End Funds	1.9

1

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES — 98.96%
CLOSED-END FUNDS — 32.96%

CONVERTIBLE SECURITIES — 0.04%
AllianzGI Equity & Convertible Income Fund	6,700	$132,325

CORE — 11.35%
Adams Diversified Equity Fund, Inc.	569,599	8,139,570
General American Investors Company, Inc.	254,871	8,754,819
Liberty All-Star Equity Fund	1,374,249	7,778,249
Royce Micro-Cap Trust, Inc.	411,835	3,562,373
Royce Value Trust	481,161	7,020,139
Source Capital, Inc.	41,248	1,594,235
Sprott Focus Trust, Inc.	87,568	646,252
Tri-Continental Corporation	244,359	5,950,142
		43,445,779
CORPORATE DEBT BBB LEVERAGED — 0.25%
Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	54,830	604,227
Western Asset/Claymore Inflation-Linked Securities & Income Fund	31,752	358,798
		963,025
DEVELOPED MARKET — 0.77%
Aberdeen Japan Equity Fund, Inc.	9,816	83,436
Aberdeen Singapore Fund, Inc.	31,038	342,660
Japan Smaller Capitalization Fund, Inc.	53,156	610,231
Morgan Stanley Asia-Pacific Fund, Inc.	49,524	822,098
New Germany Fund, Inc. (The)	34,721	577,410
Swiss Helvetia Fund, Inc. (The)	38,606	490,296
		2,926,131
EMERGING MARKETS — 2.97%
Aberdeen Chile Fund, Inc.	132,794	940,182
Aberdeen Indonesia Fund, Inc.	19,327	144,952
Aberdeen Latin America Equity Fund, Inc.	2,558	59,294
Central Europe, Russia and Turkey Fund, Inc. (The )	27,150	594,585
China Fund, Inc. (The)	8,115	151,669
India Fund, Inc. (The)	127,637	3,441,093
Latin American Discovery Fund, Inc. (The)	22,862	239,594
Mexico Equity & Income Fund Inc. *	17,369	198,354
Mexico Fund, Inc. (The)	38,044	658,161
Morgan Stanley China A Share Fund, Inc.	18,430	412,279
Morgan Stanley Emerging Markets Fund, Inc.	52,846	853,463
Morgan Stanley India Investment Fund, Inc.	484	15,667
Taiwan Fund, Inc. (The) *	2,578	51,019
Templeton Dragon Fund, Inc.	115,050	2,320,559
Templeton Emerging Markets Fund	86,264	1,286,196
		11,367,067
EMERGING MARKETS HARD CURRENCY DEBT — 0.45%
Templeton Emerging Markets Income Fund	154,150	1,729,563

See accompanying notes to financial statements.
2

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY MLP — 0.27%
Neuberger Berman MLP Income Fund Inc.	107,711	$1,036,180

GLOBAL — 3.47%
Alpine Global Dynamic Dividend Fund	16,539	169,207
Alpine Global Total Dynamic Dividend Fund	745,792	6,480,932
Clough Global Dividend and Income Fund	22,580	301,217
Clough Global Equity Fund	25,082	316,535
Clough Global Opportunities Fund	12,500	132,500
Delaware Enhanced Global Dividend and Income Fund	98,444	1,122,262
Gabelli Global Small and Mid Cap Value Trust (The)	65,985	815,575
GDL Fund (The)	140,714	1,443,726
Lazard Global Total Return and Income Fund, Inc.	20,425	333,949
Lazard World Dividend & Income Fund, Inc.	24,476	269,726
Royce Global Value Trust, Inc.	156,388	1,502,889
Wells Fargo Advantage Global Dividend Opportunity Fund	62,402	381,900
		13,270,418
GLOBAL INCOME — 0.74%
Legg Mason BW Global Income Opportunities Fund Inc.	214,990	2,844,318

INCOME & PREFERRED STOCK — 0.69%
LMP Capital and Income Fund Inc.	184,870	2,628,858

NATURAL RESOURCES — 4.06%
Adams Natural Resources Fund, Inc.	379,559	7,097,753
BlackRock Resources & Commodities Strategy Trust	1,053,274	8,436,725
		15,534,478
OPTION ARBITRAGE/OPTIONS STRATEGIES — 0.88%
AllianzGI NFJ Dividend, Interest & Premium Strategy Fund	171,857	2,249,608
Eaton Vance Risk-Managed Diversified Equity Income Fund	65,072	609,725
Voya Asia Pacific High Dividend Equity Income Fund	47,377	498,406
		3,357,739
PACIFIC EX JAPAN — 0.44%
Aberdeen Greater China Fund, Inc.	67,343	772,424
Asia Pacific Fund, Inc. (The)	4,186	54,083
Korea Fund, Inc. (The)	12,730	509,709
Thai Fund, Inc. (The)	40,543	351,508
		1,687,724
REAL ESTATE — 4.47%
Alpine Global Premier Properties Fund	739,072	4,685,716
CBRE Clarion Global Real Estate Income Fund	959,364	7,406,290
Cohen & Steers Preferred Securities and Income Fund, Inc.	107,905	2,242,266
RMR Real Estate Income Fund	127,145	2,778,117
		17,112,389

See accompanying notes to financial statements.
3

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
SECTOR EQUITY — 0.79%
Gabelli Healthcare & WellnessRx Trust	139,347	$1,511,915
Nuveen Real Asset Income and Growth Fund	75,809	1,333,480
Tekla Healthcare Opportunities Fund	10,463	191,891
		3,037,286
UTILITY — 1.32%
Brookfield Global Listed Infrastructure Income Fund Inc.	159,986	2,199,807
Gabelli Global Utility & Income Trust (The)	60,072	1,215,857
Macquarie Global Infrastructure Total Return Fund Inc.	65,869	1,644,090
		5,059,754
TOTAL CLOSED-END FUNDS		126,133,034

CONSUMER DISCRETIONARY — 8.61%
Amazon.com, Inc. *	9,000	8,712,000
Carnival Corporation	5,000	327,850
Charter Communications, Inc. *	5,600	1,886,360
Comcast Corporation - Class A	50,000	1,946,000
Delphi Automotive PLC	6,000	525,900
Ford Motor Company	86,200	964,578
General Motors Company	24,000	838,320
Home Depot, Inc. (The)	23,600	3,620,240
Lowe's Companies, Inc.	11,000	852,830
McDonald's Corporation	19,700	3,017,252
Netflix, Inc. *	6,000	896,460
Newell Brands Inc.	10,000	536,200
NIKE, Inc.	20,000	1,180,000
Royal Caribbean Cruises Ltd.	4,000	436,920
Starbucks Corporation	25,000	1,457,750
Target Corporation	11,300	590,877
Twenty-First Century Fox, Inc. - Class A	24,000	680,160
V.F. Corporation	9,000	518,400
Viacom, Inc. - Class B	10,000	335,700
Walt Disney Company (The)	34,200	3,633,750
		32,957,547
CONSUMER STAPLES — 6.12%
Archer-Daniels-Midland Company	9,000	372,420
Colgate-Palmolive Company	10,000	741,300
ConAgra Foods, Inc.	7,500	268,200
Constellation Brands, Inc.	4,000	774,920
CVS Health Corporation	21,000	1,689,660
Estée Lauder Companies Inc. (The) - Class A	4,000	383,920
General Mills, Inc.	6,900	382,260
Kellogg Company	8,700	604,302
Kimberly-Clark Corporation	7,300	942,503
Kraft Heinz Company (The)	4,000	342,560
Kroger Company (The)	10,000	233,200
Molson Coors Brewing Company - Class B	2,000	172,680
Monster Beverage Corporation *	12,000	596,160
PepsiCo, Inc.	20,900	2,413,741
Procter & Gamble Company (The)	56,000	4,880,400
Reynolds American Inc.	27,000	1,756,080
Sysco Corporation	5,000	251,650
Tyson Foods, Inc.	8,000	501,040
Wal-Mart Stores, Inc.	57,900	4,381,872
Walgreens Boots Alliance, Inc.	22,000	1,722,820
		23,411,688

See accompanying notes to financial statements.
4

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
ENERGY — 3.04%
Apache Corporation	8,000	$383,440
Baker Hughes Incorporated	9,000	490,590
Concho Resources Inc. *	2,500	303,825
ConocoPhillips	23,000	1,011,080
Enbridge Inc.	4,723	188,022
EOG Resources, Inc.	8,600	778,472
Exxon Mobil Corporation	84,636	6,832,664
Occidental Petroleum Corporation	14,400	862,128
Pioneer Natural Resources Company	3,000	478,740
Williams Companies, Inc. (The)	10,000	302,800
		11,631,761
EXCHANGE-TRADED FUNDS — 0.64%
iShares Core S&P 500 ETF	10,000	2,434,100

FINANCIALS — 9.90%
Aflac Incorporated	6,000	466,080
Allstate Corporation (The)	8,000	707,520
American Express Company	20,000	1,684,800
Aon plc	5,000	664,750
Bank of America Corporation	148,300	3,597,758
Bank of New York Mellon Corporation (The)	18,500	943,870
BB&T Corporation	18,000	817,380
Berkshire Hathaway Inc. - Class B *	34,000	5,758,580
BlackRock, Inc. - Class A	3,000	1,267,230
Charles Schwab Corporation (The)	20,000	859,200
Chubb Limited	10,000	1,453,800
Citigroup Inc.	47,000	3,143,360
CME Group Inc.	6,000	751,440
Fifth Third Bancorp	12,000	311,520
Franklin Resources, Inc.	15,000	671,850
Goldman Sachs Group, Inc. (The)	11,000	2,440,900
JPMorgan Chase & Co.	25,000	2,285,000
Loews Corporation	8,000	374,480
Marsh & McLennan Companies, Inc.	8,000	623,680
MetLife, Inc.	25,500	1,400,970
Moody's Corporation	4,000	486,720
Morgan Stanley	42,000	1,871,520
S&P Global Inc.	5,000	729,950
State Street Corporation	10,000	897,300
Travelers Companies, Inc. (The)	4,000	506,120
Wells Fargo & Company	56,800	3,147,288
		37,863,066
HEALTH CARE — 9.81%
Abbott Laboratories	37,000	1,798,570
Aetna Inc.	7,000	1,062,810
Allergan plc	4,400	1,069,596
Amgen Inc.	15,000	2,583,450
Anthem, Inc.	7,000	1,316,910
Baxter International Inc.	12,000	726,480
Becton, Dickinson and Company	6,000	1,170,660
Bristol-Myers Squibb Company	34,000	1,894,480
Cardinal Health, Inc.	3,000	233,760
Cigna Corporation	5,000	836,950
Edwards Lifesciences Corporation *	5,000	591,200
Eli Lilly and Company	18,000	1,481,400
Express Scripts Holding Company *	12,000	766,080
Gilead Sciences, Inc.	28,000	1,981,840
HCA Healthcare, Inc.	8,000	697,600
Humana Inc.	3,000	721,860

See accompanying notes to financial statements.
5

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (continued)

Description	No. of Shares	Value
HEALTH CARE (continued)
Johnson & Johnson	61,700	$8,162,293
McKesson Corporation	6,000	987,240
Medtronic Plc	28,000	2,485,000
Mylan N.V. *	13,000	504,660
Thermo Fisher Scientific Inc.	10,000	1,744,700
UnitedHealth Group Incorporated	20,000	3,708,400
Vertex Pharmaceuticals Incorporated *	5,000	644,350
Zimmer Biomet Holdings, Inc.	3,000	385,200
		37,555,489
INDUSTRIALS — 7.15%
3M Company	13,000	2,706,470
Boeing Company (The)	13,000	2,570,750
Caterpillar Inc.	12,000	1,289,520
CSX Corporation	20,000	1,091,200
Cummins Inc.	4,000	648,880
Danaher Corporation	17,000	1,434,630
Deere & Company	10,000	1,235,900
Eaton Corporation plc	9,000	700,470
Fortive Corporation	6,500	411,775
General Dynamics Corporation	3,000	594,300
General Electric Company	110,000	2,971,100
Honeywell International Inc.	15,000	1,999,350
Illinois Tool Works Inc.	6,900	988,425
Ingersoll-Rand Plc	5,000	456,950
Norfolk Southern Corporation	6,000	730,200
Northrop Grumman Corporation	5,000	1,283,550
PACCAR Inc	7,000	462,280
Raytheon Company	5,000	807,400
Republic Services, Inc.	7,000	446,110
United Parcel Service, Inc. - Class B	17,000	1,880,030
Union Pacific Corporation	17,000	1,851,470
Waste Management, Inc.	11,000	806,850
		27,367,610
INFORMATION TECHNOLOGY — 14.95%
Activision Blizzard, Inc.	9,400	541,158
Alphabet Inc. - Class A *	2,000	1,859,360
Alphabet Inc. - Class C *	13,005	11,818,034
Apple Inc.	65,000	9,361,300
Applied Materials, Inc.	19,000	784,890
Cisco Systems, Inc.	64,000	2,003,200
Cognizant Technology Solutions Corporation	6,000	398,400
Corning Incorporated	22,900	688,145
Facebook, Inc. - Class A *	45,500	6,869,590
Intel Corporation	84,300	2,844,282
International Business Machines	5,000	769,150
Microsoft Corporation	156,000	10,753,080
Oracle Corporation	87,272	4,375,818
PayPal Holdings, Inc. *	20,000	1,073,400
Symantec Corporation	10,400	293,800
TE Connectivity Ltd.	8,000	629,440
Visa, Inc. - Class A	23,000	2,156,940
		57,219,987
MATERIALS — 2.00%
Dow Chemical Company (The)	29,500	1,860,565
E. I. du Pont de Nemours and Company	17,000	1,372,070
Ecolab Inc.	6,000	796,500
Freeport-McMoRan Inc. *	25,000	300,250
LyondellBasell Industries N.V.	8,000	675,120
Monsanto Company	5,000	591,800
Nucor Corporation	7,200	416,664

See accompanying notes to financial statements.
6

Cornerstone Strategic Value Fund, Inc. Schedule of Investments – June 30, 2017 (unaudited) (concluded)

Description	No. of Shares	Value
MATERIALS (continued)
Praxair, Inc.	7,000	$927,850
Sherwin-Williams Company (The)	2,000	701,920
		7,642,739
REAL ESTATE — 0.35%
American Tower Corporation	9,000	1,190,880
Weyerhaeuser Company	5,000	167,500
		1,358,380
TELECOMMUNICATION SERVICES — 1.60%
AT&T, Inc.	87,568	3,303,941
Verizon Communications, Inc.	63,000	2,813,580
		6,117,521
UTILITIES — 1.83%
American Electric Power Company, Inc.	9,200	639,124
Consolidated Edison, Inc.	2,000	161,640
Dominion Resources, Inc.	14,000	1,072,820
DTE Energy Company	4,000	423,160
Duke Energy Corporation	13,300	1,111,747
Edison International	6,800	531,692
NextEra Energy, Inc.	10,000	1,401,300
PG&E Corporation	11,000	730,070
PPL Corporation	6,000	231,960
Public Service Enterprises Group, Inc.	6,500	279,565
Sempra Energy	2,000	225,500
Xcel Energy Inc.	4,000	183,520
		6,992,098
TOTAL EQUITY SECURITIES
(cost - $347,952,447)		378,685,020

SHORT-TERM INVESTMENT — 1.54%
MONEY MARKET FUND — 1.54%
Fidelity Institutional Money Market Government Portfolio - Class I, 0.81%^ (cost - $5,904,767)	5,904,767	5,904,767

TOTAL INVESTMENTS — 100.50%
(cost - $353,857,214)		384,589,787

LIABILITIES IN EXCESS OF OTHER ASSETS — (0.50)%		(1,929,491)

NET ASSETS — 100.00%		$382,660,296

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of June 30, 2017.

See accompanying notes to financial statements.
7

Cornerstone Strategic Value Fund, Inc. Statement of Assets and Liabilities – June 30, 2017 (unaudited)

ASSETS
Investments, at value (cost – $353,857,214) (Notes B and C)	$384,589,787
Cash	11,170
Receivables:
Investments sold	1,821,476
Dividends	305,955
Prepaid expenses	31,697
Total Assets	386,760,085

LIABILITIES
Payables:
Investments purchased	3,564,702
Investment management fees (Note D)	348,991
Directors’ fees and expenses	45,236
Administration fees (Note D)	22,968
Other accrued expenses	117,892
Total Liabilities	4,099,789

NET ASSETS (applicable to 29,001,925 shares of common stock)	$382,660,296

NET ASSET VALUE PER SHARE ($382,660,296 ÷ 29,001,925)	$13.19

NET ASSETS CONSISTS OF
Common stock, $0.001 par value; 29,001,925 shares issued and outstanding (100,000,000 shares authorized)	$29,002
Paid-in capital	352,363,659
Accumulated net realized loss on investments	(464,938)
Net unrealized appreciation in value of investments	30,732,573
Net assets applicable to shares outstanding	$382,660,296

See accompanying notes to financial statements.
8

Cornerstone Strategic Value Fund, Inc. Statement of Operations – for the Six Months Ended June 30, 2017 (unaudited)

INVESTMENT INCOME
Income:
Dividends	$6,804,976

Expenses:
Investment management fees (Note D)	1,910,272
Administration fees (Note D)	147,082
Directors’ fees and expenses	92,043
Printing	38,553
Custodian fees	35,767
Accounting fees	34,189
Legal and audit fees	27,339
Transfer agent fees	17,257
Stock exchange listing fees	7,748
Insurance	5,767
Miscellaneous	8,729
Total Expenses	2,324,746
Net Investment Income	4,480,230

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain from investments	18,188,715
Capital gain distributions from regulated investment companies	149,630
Net change in unrealized appreciation in value of investments	15,971,492
Net realized and unrealized gain on investments	34,309,837

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$38,790,067

See accompanying notes to financial statements.
9

Cornerstone Strategic Value Fund, Inc. Statements of Changes in Net Assets

	For the Six Months Ended June 30, 2017 (Unaudited)	For the Year Ended December 31, 2016

INCREASE IN NET ASSETS
Operations:
Net investment income	$4,480,230	$5,246,295
Net realized gain from investments	18,338,345	15,455,728
Net change in unrealized appreciation in value of investments	15,971,492	10,778,334

Net increase in net assets resulting from operations	38,790,067	31,480,357

Dividends and distributions to stockholders (Note B):
Net investment income	(4,480,230)	(5,036,752)
Net realized gains	(17,309,774)	(16,123,155)
Return-of-capital	(18,427,322)	(56,300,130)

Total dividends and distributions to stockholders	(40,217,326)	(77,460,037)

Common stock transactions:
Proceeds from rights offering of 0 and 6,783,942 shares of newly issued common stock, respectively	—	95,721,421
Offering expenses associated with rights offering	—	(170,894)
Proceeds from 304,676 and 505,893 shares newly issued in reinvestment of dividends and distributions, respectively	4,063,156	6,976,348

Net increase in net assets from common stock transactions	4,063,156	102,526,875

Total increase in net assets	2,635,897	56,547,195

NET ASSETS
Beginning of period	380,024,399	323,477,204
End of period	$382,660,296	$380,024,399

See accompanying notes to financial statements.
10

Cornerstone Strategic Value Fund, Inc. Financial Highlights
Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from information provided in the financial statements and market price data for the Fund’s shares.

	For the Six Months Ended June 30, 2017 (Unaudited)		For the Years Ended December 31,
			2016	2015		2014*	2013*	2012*
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$13.24		$15.11	$20.54		$22.72	$22.72	$24.52
Net investment income #	0.16		0.23	0.17		0.32	0.40	0.44
Net realized and unrealized gain/(loss) on investments	1.19		1.01	(1.18)		2.10	3.80	2.76
Net increase/(decrease) in net assets resulting from operations	1.35		1.24	(1.01)		2.42	4.20	3.20

Dividends and distributions to stockholders:
Net investment income	(0.16)		(0.22)	(0.17)		(0.32)	(0.40)	(1.48)
Net realized capital gains	(0.60)		(0.71)	(0.44)		(1.52)	(1.76)	(0.76)
Return-of-capital	(0.64)		(2.47)	(3.81)		(2.76)	(2.76)	(3.08)
Total dividends and distributions to stockholders	(1.40)		(3.40)	(4.42)		(4.60)	(4.92)	(5.32)

Common stock transactions:
Anti-dilutive effect due to shares issued:
Rights offering	—		0.29	—		—	0.72	0.32
Reinvestment of dividends and distributions	0.00	+	0.00 +	0.00	+	0.00 +	0.00 +	0.00 +
Total common stock transactions	0.00	+	0.29	0.00	+	0.00 +	0.72	0.32

Net asset value, end of period	$13.19		$13.24	$15.11		$20.54	$22.72	$22.72
Market value, end of period	$15.17		$15.17	$15.66		$20.02	$26.40	$24.00
Total investment return (a)	16.12%		23.73%	0.21%		(6.29)%	36.67%	13.33%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)	$382,660		$380,024	$323,477		$168,287	$180,372	$105,704
Ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any (b)	1.22	%(c)	1.25%	1.31	%(e)	1.33%	1.33%	1.40%
Ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any (b)	1.22	%(c)	1.25%	1.31	%(e)	1.33%	1.33%	1.40%
Ratio of net investment income to average net assets (d)	2.35	%(c)	1.66%	0.97	%(e)	1.47%	1.69%	1.83%
Portfolio turnover rate	43	%(f)	88%	88%		51%	48%	41%

*	Effective December 29, 2014, a reverse split of 1:4 occurred. All per share amounts have been restated according to the terms of the reverse split.
#	Based on average shares outstanding.
+	Amount rounds to less than $0.01 per share.
(a)
Total investment return at market value is based on the changes in market price of a share during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the Fund’s dividend reinvestment plan. Total investment return does not reflect brokerage commissions.

(b)	Expenses do not include expenses of investments companies in which the Fund invests.
(c)	Annualized.
(d)	Recognition of net investment income by the Fund may be affected by the timing of the declaration of dividends, if any, by investment companies in which the Fund invests.
(e)
Includes reorganization costs. Without these costs, ratio of expenses to average net assets, net of fee waivers and fees paid indirectly, if any, ratio of expenses to average net assets, excluding fee waivers and fees paid indirectly, if any, and ratio of net investment income to average net assets would have been 1.22%, 1.22% and 1.06% for the for the year ended December 31, 2015, respectively.

(f)	Not annualized.

See accompanying notes to financial statements.
11

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited)

NOTE A. ORGANIZATION

Cornerstone Strategic Value Fund, Inc. (the “Fund” or “CLM”) was incorporated in Maryland on May 1, 1987 and commenced investment operations on June 30, 1987. Its investment objective is to seek long-term capital appreciation through investment primarily in equity securities of U.S. and non-U.S. companies. The Fund is registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management investment company. As an investment company, the Fund follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 “Financial Services –Investment Companies”.

NOTE B. SIGNIFICANT ACCOUNTING POLICIES

Management Estimates: The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that may affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Subsequent Events: The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date its financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to such financial statements.

Portfolio Valuation: Investments are stated at value in the accompanying financial statements. Readily marketable portfolio securities listed on the New York Stock Exchange (“NYSE”) are valued, except as indicated below, at the last sale price reflected on the consolidated tape at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day or if market prices may be unreliable because of events occurring after the close of trading, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities. Securities trading on the Nasdaq Stock Market, Inc. (“NASDAQ”) are valued at the NASDAQ Official Closing Price.

Readily marketable securities traded in the over-the counter market, including listed securities whose primary market is believed by Cornerstone Advisors, Inc. (the “Investment Manager” or “Cornerstone”) to be over-the-counter, are valued at the mean of the current bid and asked prices as reported by the NASDAQ or, in the case of securities not reported by the NASDAQ or a comparable source, as the Board of Directors deem appropriate to reflect their fair market value. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Board of Directors believes reflect most closely the value of such securities. At June 30, 2017, the Fund held no securities valued in good faith by the Board of Directors.

The net asset value per share of the Fund is calculated weekly and on the last business day of the month with the exception of those days on which the NYSE is closed.

The Fund is exposed to financial market risks, including the valuations of its investment portfolio. During for the six months ended June 30, 2017, the Fund did not invest in derivative instruments or engage in hedging activities.

12

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

Investment Transactions and Investment Income: Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date.

Risks Associated with Investments in Other Closed-end Funds: Closed-end investment companies are subject to the risks of investing in the underlying securities. The Fund, as a holder of the securities of the closed-end investment company, will bear its pro rata portion of the closed-end investment company’s expenses, including advisory fees. These expenses are in addition to the direct expenses of the Fund’s own operations.

Taxes: No provision is made for U.S. federal income or excise taxes as it is the Fund’s intention to continue to qualify as a regulated investment company and to make the requisite distributions to its stockholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

The Accounting for Uncertainty in Income Taxes Topic of the FASB Accounting Standards Codification defines the threshold for recognizing the benefits of tax-return positions in the financial statements as “more-likely-than-not” to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of June 30, 2017, the Fund does not have any interest or penalties associated with the under-payment of any income taxes. Management reviewed any uncertain tax positions for open tax years 2014 through 2016, and for the six months ended June 30, 2017. There was no material impact to the financial statements.

Distributions to Stockholders: Effective June 25, 2002, the Fund initiated a fixed, monthly distribution to stockholders. On November 29, 2006, this distribution policy was updated to provide for the Semi-Annual resetting of the monthly distribution amount per share based on the Fund’s net asset value on the last business day in each October. The terms of the distribution policy will be reviewed and approved at least Semi-Annually by the Fund’s Board of Directors and can be modified at their discretion. To the extent that these distributions exceed the current earnings of the Fund, the balance will be generated from sales of portfolio securities held by the Fund, which will either be short-term or long-term capital gains or a tax-free return-of-capital. To the extent these distributions are not represented by net investment income and capital gains, they will not represent yield or investment return on the Fund’s investment portfolio. The Fund plans to maintain this distribution policy even if regulatory requirements would make part of a return-of-capital, necessary to maintain the distribution, taxable to stockholders and to disclose that portion of the distribution that is classified as ordinary income. Although it has no current intention to do so, the Board may terminate this distribution policy at any time and such termination may have an adverse effect on the market price for the Fund’s common shares. The Fund determines Semi-Annually whether to distribute any net realized long-term capital gains in excess of net realized short-term capital losses, including capital loss carryovers, if any. To the extent that the Fund’s taxable income in any calendar year exceeds the aggregate amount distributed pursuant to this distribution policy, an additional distribution may be made to avoid the payment of a 4% U.S. federal excise tax, and to the extent that the aggregate amount distributed in any calendar year exceeds the Fund’s taxable income, the amount of that excess may constitute a return-of-capital for tax purposes. A return-of-capital distribution reduces the cost basis of an investor’s

13

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

shares in the Fund. Dividends and distributions to stockholders are recorded by the Fund on the ex-dividend date.

Managed Distribution Risk: Under the managed distribution policy, the Fund makes monthly distributions to stockholders at a rate that may include periodic distributions of its net income and net capital gains (“Net Earnings”), or from return-of-capital. If, for any fiscal year where total cash distributions exceeded Net Earnings (the “Excess”), the Excess would decrease the Fund’s total assets and, as a result, would have the likely effect of increasing the Fund’s expense ratio. There is a risk that the total Net Earnings from the Fund’s portfolio would not be great enough to offset the amount of cash distributions paid to Fund stockholders. If this were to be the case, the Fund’s assets would be depleted, and there is no guarantee that the Fund would be able to replace the assets. In addition, in order to make such distributions, the Fund may have to sell a portion of its investment portfolio at a time when independent investment judgment might not dictate such action. Furthermore, such assets used to make distributions will not be available for investment pursuant to the Fund’s investment objective.

NOTE C. FAIR VALUE

As required by the Fair Value Measurement and Disclosures Topic of the FASB Accounting Standards Codification, the Fund has performed an analysis of all assets and liabilities measured at fair value to determine the significance and character of all inputs to their fair value determination.

The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into the following three broad categories.

●	Level 1 – quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement.

●
Level 2 – quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

●
Level 3 – model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices
Equity Investments	$378,685,020	$—
Short-Term Investments	5,904,767	—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$384,589,787	$—

*	Other financial instruments include futures, forwards and swap contracts.

The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the six months ended June 30, 2017 the Fund did not have any transfers in and out of any Level.

14

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (continued)

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) at June 30, 2017.

It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, final rules) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosures about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management has evaluated the impacts to the financial statement disclosures, which do not have a material impact on such disclosures.

In December 2016, the FASB released an Accounting Standards Update (“ASU”) that makes technical changes to various sections of the Accounting Standards Codification (“ASC”), including Topic 820, Fair Value Measurement. The changes to Topic 820 are intended to clarify the difference between a valuation approach and a valuation technique. The changes to ASC 820-10-50-2 require a reporting entity to disclose, for Level 2 and Level 3 fair value measurements, a change in either or both a valuation approach and a valuation technique and the reason(s) for the change. The changes to Topic 820 are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2016. Management has evaluated the implications of ASU 820-10-50-2 and does not expect the adoption of the ASU to have an effect on the Fund.

NOTE D. AGREEMENTS WITH AFFILIATES

At June 30, 2017, certain officers of the Fund are also officers of Cornerstone or AST Fund Solutions, LLC (“AFS”). Such officers are paid no fees by the Fund for serving as officers of the Fund.

Investment Management Agreement

Cornerstone serves as the Fund’s Investment Manager with respect to all investments. As compensation for its investment management services, Cornerstone receives from the Fund an annual fee, calculated weekly and paid monthly, equal to 1.00% of the Fund’s average weekly net assets. For the six months ended June 30, 2017, Cornerstone earned $1,910,272 for investment management services.

Administration Agreement

Under the terms of the administration agreement, AFS supplies executive, administrative and regulatory services for the Fund. AFS supervises the preparation of reports to shareholders for the Fund, reports to and filings with the Securities and Exchange Commission and materials for meetings of the Board of Directors. For these services, the Fund pays AFS a monthly fee at an annual rate of 0.075% of its average daily net assets, subject to annual minimum fee of $50,000. For the six months ended June 30, 2017, AFS earned $147,082 as administrator.

NOTE E. INVESTMENT IN SECURITIES

For the six months ended June 30, 2017, purchases and sales of securities, other than short-term investments, were $163,083,150 and $194,675,829, respectively.

NOTE F. SHARES OF COMMON STOCK

The Fund has 100,000,000 shares of common stock authorized and 29,001,925 shares issued and outstanding at June 30, 2017. Transactions in common stock for the six months ended June 30, 2017 were as follows:

Shares at beginning of period	28,697,249
Shares newly issued in reinvestment of dividends and distributions	304,676
Shares at end of period	29,001,925

15

Cornerstone Strategic Value Fund, Inc. Notes to Financial Statements (unaudited) (concluded)

NOTE G. FEDERAL INCOME TAXES

Income and capital gains distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of losses deferred due to wash sales.

The tax character of dividends and distributions paid to stockholders during the year ended December 31, 2016 for the Fund was ordinary income of $7,994,909, long-term capital gains of $13,164,998 and return of capital of $56,300,130.

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. Under current tax law, certain capital losses realized after October 31 within a taxable year may be deferred and treated as occurring on the first day of the following tax year (“Post-October losses”). The Fund incurred no such losses during the six months ended June 30, 2016.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Funds’ pre-enactment capital loss carryovers may expire without being utilized.

The following information is computed on a tax basis for each item as of June 30, 2017:

Cost of portfolio investments	$354,322,153
Gross unrealized appreciation	$37,889,121
Gross unrealized depreciation	(7,621,487)
Net unrealized appreciation	$30,267,634

16

Results of Annual Meeting of Stockholders (unaudited)

On April 18, 2017, the Annual Meeting of Stockholders of the Fund was held and the following matter were voted upon based on 28,740,771 shares of common stock outstanding on the record date of February 21, 2017:

(1)	To approve the election of two directors to hold office until the year 2020 Annual Meeting of Stockholders.

Name of Directors	For	Withhold	Broker Non-Votes
Ralph W. Bradshaw	21,788,346	1,499,246	0
Edwin Meese III	21,706,947	1,580,645	0

17

Investment Management Agreement Approval Disclosure (unaudited)

The Board of Directors, including the Independent Directors (the “Board”) of Cornerstone Strategic Value Fund, Inc. (the “Fund”) considers the approval of the continuation of the Investment Management Agreement (the “Agreement”) between Cornerstone Advisors, Inc. (the “Investment Manager”) and the Fund on an annual basis. The most recent approval of the continuation of the Agreement occurred at an in person meeting of the Board held on February 10, 2017.

The Board requested and received extensive materials and information from the Investment Manager to assist them in considering the approval of the continuance of the Agreement. Based on the Board’s review of the materials and information as well as discussions with management of the Investment Manager, the Board determined that the approval of the continuation of the Agreement was consistent with the best interests of the Fund and its stockholders. The Board decided that the continuation of the Agreement would enable the Fund to continue to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. The Board made these determinations on the basis of the following factors, among others: (1) the nature, extent, and quality of the services provided by the Investment Manager; (2) the cost to the Investment Manager for providing such services, with special attention to the Investment Manager’s profitability (and whether the Investment Manager realizes any economies of scale); (3) the direct and indirect benefits received by the Investment Manager from its relationship with the Fund and the other investment companies advised by the Investment Manager; and (4) comparative information as to the management fees, expense ratios and performance of other similarly situated closed-end investment companies.

In response to a questionnaire distributed by Fund counsel to the Investment Manager in accordance with Section 15c of the Investment Company Act of 1940, as amended, the Investment Manager provided certain information to the independent members of the Board in advance of the meeting held on February 10, 2017. The materials provided by the Investment Manager described the services offered by the Investment Manager to the Fund and included an overview of the Investment Manager’s investment philosophy, management style and plan, including the Investment Manager’s extensive knowledge and experience in the closed-end fund industry. The Board noted that the Investment Manager provides quarterly reviews of the performance of the Fund and the Investment Manager’s services for the Fund. The Board also discussed the experience and knowledge of the Investment Manager with respect to managing the Fund’s monthly distribution policy and the extent to which such policy contributes to the market’s positive valuation of the Fund.

The Board also reviewed and discussed a comparison of the Fund’s performance with comparable closed-end funds and a comparison of the Fund’s expense ratios and management fees with those of comparable funds. Additionally, the Investment Manager presented an analysis of its profitability based on its contractual relationship with the Fund and the other investment companies advised by the Investment Manager.

The Board carefully evaluated this information, taking into consideration many factors including the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies, and performance of the Investment Manager. The Board met in executive session to discuss the information provided and was advised by independent legal counsel with respect to its deliberations and its duties when considering the Agreement’s continuance. Based on its review of the information requested and provided, the Board determined that the management fees payable to the Investment Manager under the Agreement are fair and reasonable in light of the services to be provided, the performance of the Fund, the profitability of the Investment Manager’s relationship with the Fund, the comparability of the proposed fee to fees paid by closed-end funds in the Fund’s peer group, and the level of quality of the investment management personnel. The Board determined that the Agreement is consistent with the best interests

18

Investment Management Agreement Approval Disclosure (unaudited) (concluded)

of the Fund and its stockholders, and enables the Fund to receive high quality services at a cost that is appropriate, reasonable, and in the best interests of the Fund and its stockholders. Accordingly, in light of the above considerations and such other factors and information it considered relevant, the Board by a unanimous vote (including a separate vote of all the independent Board members present in person at the meeting) approved the continuance of the Agreement with respect to the Fund.

19

Description of Dividend Reinvestment Plan (unaudited)

Cornerstone Strategic Value Fund, Inc. (the “Fund”) operates a Dividend Reinvestment Plan (the “Plan”), administered by American Stock Transfer & Trust Company, LLC (the “Agent”), pursuant to which the Fund’s income dividends or capital gains or other distributions (each, a “Distribution” and collectively, “Distributions”), net of any applicable U.S. withholding tax, are reinvested in shares of the Fund.

Stockholders automatically participate in the Fund’s Plan, unless and until an election is made to withdraw from the Plan on behalf of such participating stockholder. Stockholders who do not wish to have Distributions automatically reinvested should so notify the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Under the Plan, the Fund’s Distributions to stockholders are reinvested in full and fractional shares as described below.

When the Fund declares a Distribution the Agent, on the stockholder’s behalf, will (i) receive additional authorized shares from the Fund either newly issued or repurchased from stockholders by the Fund and held as treasury stock (“Newly Issued Shares”) or (ii) purchase outstanding shares on the open market, on the NYSE American or elsewhere, with cash allocated to it by the Fund (“Open Market Purchases”).

The method for determining the number of Newly Issued Shares received when Distributions are reinvested will be determined by dividing the amount of the Distribution either by the Fund’s last reported net asset value per share or by a price equal to the average closing price of the Fund over the five trading days preceding the payment date of the Distribution, whichever is lower. However, if the last reported net asset value of the Fund’s shares is higher than the average closing price of the Fund over the five trading days preceding the payment date of the Distribution (i.e., the Fund is selling at a discount), shares may be acquired by the Agent in Open Market Purchases and allocated to the reinvesting stockholders based on the average cost of such Open Market Purchases. Upon notice from the Fund, the Agent will receive the distribution in cash and will purchase shares of common stock in the open market, on the NYSE American or elsewhere, for the participants’ accounts, except that the Agent will endeavor to terminate purchases in the open market and cause the Fund to issue the remaining shares if, following the commencement of the purchases, the market value of the shares, including brokerage commissions, exceeds the net asset value at the time of valuation. These remaining shares will be issued by the Fund at a price equal to the net asset value at the time of valuation.

In a case where the Agent has terminated open market purchases and caused the issuance of remaining shares by the Fund, the number of shares received by the participant in respect of the cash dividend or distribution will be based on the weighted average of prices paid for shares purchased in the open market, including brokerage commissions, and the price at which the Fund issues the remaining shares. To the extent that the Agent is unable to terminate purchases in the open market before the Agent has completed its purchases, or remaining shares cannot be issued by the Fund because the Fund declared a dividend or distribution payable only in cash, and the market price exceeds the net asset value of the shares, the average share purchase price paid by the Agent may exceed the net asset value of the shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund.

Whenever the Fund declares a Distribution and the last reported net asset value of the Fund’s shares is higher than its market price, the Agent will apply the amount of such Distribution payable to Plan participants of the Fund in Fund shares (less such Plan participant’s pro rata share of brokerage commissions incurred with respect to Open Market Purchases in connection with the reinvestment of such Distribution) to the purchase on the open market of Fund shares for such Plan participant’s account. Such purchases will be made on or after the payable date for such Distribution, and in no event more than 30 days after such date except where

20

Description of Dividend Reinvestment Plan (unaudited) (concluded)

temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of federal securities laws. The Agent may aggregate a Plan participant’s purchases with the purchases of other Plan participants, and the average price (including brokerage commissions) of all shares purchased by the Agent shall be the price per share allocable to each Plan participant.

Registered stockholders who do not wish to have their Distributions automatically reinvested should so notify the Fund in writing. If a stockholder has not elected to receive cash Distributions and the Agent does not receive notice of an election to receive cash Distributions prior to the record date of any Distribution, the stockholder will automatically receive such Distributions in additional shares.

Participants in the Plan may withdraw from the Plan by providing written notice to the Agent at least 30 days prior to the applicable Distribution payment date. The Agent will maintain all stockholder accounts in the Plan and furnish written confirmations of all transactions in the accounts, including information needed by stockholders for personal and tax records. The Agent will hold shares in the account of the Plan participant in non-certificated form in the name of the participant, and each stockholder’s proxy will include those shares purchased pursuant to the Plan. The Agent will distribute all proxy solicitation materials to participating stockholders.

In the case of stockholders, such as banks, brokers or nominees, that hold shares for others who are beneficial owners participating in the Plan, the Agent will administer the Plan on the basis of the number of shares certified from time to time by the record stockholder as representing the total amount of shares registered in the stockholder’s name and held for the account of beneficial owners participating in the Plan.

Neither the Agent nor the Fund shall have any responsibility or liability beyond the exercise of ordinary care for any action taken or omitted pursuant to the Plan, nor shall they have any duties, responsibilities or liabilities except such as expressly set forth herein. Neither shall they be liable hereunder for any act done in good faith or for any good faith omissions to act, including, without limitation, failure to terminate a participants account prior to receipt of written notice of his or her death or with respect to prices at which shares are purchased or sold for the participants account and the terms on which such purchases and sales are made, subject to applicable provisions of the federal securities laws.

The automatic reinvestment of Distributions will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Distributions. The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan.

Participants may at any time sell some or all of their shares though the Agent. Shares may be sold via the internet at www.astfinancial.com or through the toll free number. Participants can also use the tear off portion attached to the bottom of their statement and mail the request to American Stock Transfer and Trust Company LLC, P.O Box 922 Wall Street Station, New York, N.Y. 10269-0560. There is a fee of $15.00 per transaction and commission of $0.10 per share.

All correspondence concerning the Plan should be directed to the Agent at P.O. Box 922, Wall Street Station, New York, New York 10269-0560. Certain transactions can be performed online at www.astfinancial.com or by calling the toll-free number (866) 668-6558.

21

Proxy Voting and Portfolio Holdings Information (unaudited)

The policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

●	without charge, upon request, by calling toll-free (866) 668-6558; and

●	on the website of the Securities and Exchange Commission, http://www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, 2017 is available without charge, upon request, by calling toll-free (866) 668-6558, and on the SEC’s website at http://www.sec.gov or on the Fund’s website at www.cornerstonestrategicvaluefund.com (See Form N-PX).

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the SEC’s Public Reference Room may be obtained by calling toll-free 1-800-SEC-0330.

Summary of General Information (unaudited)

Cornerstone Strategic Value Fund, Inc. is a closed-end, diversified investment company whose shares trade on the NYSE American (formerly: NYSE MKT). Its investment objective is to seek long-term capital appreciation through investment in equity securities of U.S. and non-U.S. companies. The Fund is managed by Cornerstone Advisors, Inc.

Stockholder Information (unaudited)

The Fund is listed on the NYSE American (symbol “CLM”). The previous week’s net asset value per share, market price, and related premium or discount are available on the Fund’s website at www.cornerstonestrategicvaluefund.com.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that Cornerstone Strategic Value Fund, Inc. may from time to time purchase shares of its common stock in the open market.

This report, including the financial statements herein, is sent to the stockholders of the Fund for their information. The financial information included herein is taken from the records of the Fund without examination by the independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in the report.

22

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Cornerstone Strategic Value Fund, Inc.

ITEM 2.	CODE OF ETHICS.

Not required

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not required

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a) Not required

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not required

(b)	There has not been a change in any of the Portfolio Managers identified in response to this Item in the registrant's most recent annual report on Form N-CSR.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that have been implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cornerstone Strategic Value Fund, Inc.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Ralph W. Bradshaw
Ralph W. Bradshaw, Chairman and President
(Principal Executive Officer)

Date	August 23, 2017

By (Signature and Title)*		/s/ Frank J. Maresca
Frank J. Maresca, Treasurer
(Principal Financial Officer)

Date	August 23, 2017

*	Print the name and title of each signing officer under his or her signature.